Net Assets (Tables)	12 Months Ended
Sep. 30, 2023
Equity [Abstract]
Schedule of Net Offering Price Per Share	The following table summarizes the net offering price per share of Class I shares during the period from June 30, 2023 (commencement of operations) to September 30, 2023:

Net Offering Price Per Share
For the Month Ended	Class I
July 31, 2023	$25.00
August 31, 2023	25.05
September 30, 2023	25.00

Schedule of Dividend Declarations and Distributions	The following table summarizes the Company’s dividend declarations and distributions with a record date during the period from June 30, 2023 (commencement of operations) to September 30, 2023:

			Class I
			Shares	Amount	Total Dividends
Date Declared	Record Date	Payment Date	Outstanding	Per Share	Declared
July 31, 2023	July 31, 2023	August 29, 2023	26,012,927.600	$0.21	$5,463
August 3, 2023	August 31, 2023	September 29, 2023	26,072,695.096	0.21	5,475
August 3, 2023	September 30, 2023	October 30, 2023	26,133,510.522	0.21	5,488
Total dividends declared for the period from June 30, 2023 (commencement of operations) to September 30, 2023					$16,426

Schedule of Summarized Dividend Distribution Reinvestment Plan Information

The following table summarizes the Company’s distributions reinvested during the period from June 30, 2023 (commencement of operations) to September 30, 2023:

	Class I
Payment Date	DRIP Shares Issued	NAV ($) per share	DRIP Shares Value (1)
August 29, 2023	59,767.496	$25.00	$1,494
September 29, 2023	60,815.426	25.05	1,524
	120,582.922		$3,018
(1)	Reflects DRIP shares issued multiplied by the unrounded NAV per share.